Equipment and leasehold improvements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	$ 6,686	$ 7,420
Ending Balance	18,752	6,686	$ 7,420
Equipment and leasehold improvements, net [Member]
Beginning Balance	6,686
Ending Balance	6,230	6,686
IT equipment [member]
Beginning Balance	1,069	1,300
Ending Balance	1,151	1,069	1,300
Furniture and fixtures [member]
Beginning Balance	184	244
Ending Balance	144	184	244
Leasehold improvement [member]
Beginning Balance	3,840	4,162
Ending Balance	3,504	3,840	4,162
Other equipment [member]
Beginning Balance	1,593	1,714
Ending Balance	1,431	1,593	1,714
Cost [member]
Beginning Balance	15,590	15,469	15,553
Additions	1,028	603	2,654
Disposals	(374)	(492)	(2,738)
Reclassifications		10
Effect of movements in exchange rates	(176)
Ending Balance	16,068	15,590	15,469
Cost [member] | IT equipment [member]
Beginning Balance	4,338	4,170	4,386
Additions	683	411	246
Disposals	(63)	(253)	(462)
Reclassifications		10
Effect of movements in exchange rates	(53)
Ending Balance	4,905	4,338	4,170
Cost [member] | Furniture and fixtures [member]
Beginning Balance	1,899	1,984	3,778
Additions	36	12	461
Disposals	(102)	(97)	(2,255)
Reclassifications		0
Effect of movements in exchange rates	(62)
Ending Balance	1,771	1,899	1,984
Cost [member] | Leasehold improvement [member]
Beginning Balance	6,841	6,810	6,771
Additions	185	111	39
Disposals	(176)	(80)	0
Reclassifications		0
Effect of movements in exchange rates	(47)
Ending Balance	6,803	6,841	6,810
Cost [member] | Other equipment [member]
Beginning Balance	2,512	2,505	618
Additions	124	69	1,908
Disposals	(33)	(62)	(21)
Reclassifications		0
Effect of movements in exchange rates	(14)
Ending Balance	2,589	2,512	2,505
Accumulated amortization [member]
Beginning Balance	8,904	8,049	7,004
Amortization	1,414	1,282	1,578
Disposals	(352)	(469)	(533)
Reclassifications		42
Effect of movements in exchange rates	(128)
Ending Balance	9,838	8,904	8,049
Accumulated amortization [member] | IT equipment [member]
Beginning Balance	3,269	2,870	2,742
Amortization	584	516	587
Disposals	(59)	(159)	(459)
Reclassifications		42
Effect of movements in exchange rates	(40)
Ending Balance	3,754	3,269	2,870
Accumulated amortization [member] | Furniture and fixtures [member]
Beginning Balance	1,715	1,740	1,645
Amortization	62	64	149
Disposals	(97)	(89)	(54)
Reclassifications		0
Effect of movements in exchange rates	(53)
Ending Balance	1,627	1,715	1,740
Accumulated amortization [member] | Leasehold improvement [member]
Beginning Balance	3,001	2,648	2,174
Amortization	508	480	474
Disposals	(175)	(127)	0
Reclassifications		0
Effect of movements in exchange rates	(35)
Ending Balance	3,299	3,001	2,648
Accumulated amortization [member] | Other equipment [member]
Beginning Balance	919	791	443
Amortization	260	222	368
Disposals	(21)	(94)	(20)
Reclassifications		0
Effect of movements in exchange rates	0
Ending Balance	$ 1,158	$ 919	$ 791